BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF COMPANY’S SUBSIDIARIES

Description of subsidiaries incorporated and controlled by the Company:

Name	Background		Effective ownership

Lucky Time Ventures Limited (“LTV”)	● ● ● ●	British Virgin Islands company Incorporated on February 8, 2022 Issued and outstanding 100 ordinary shares for USD 100 Investment holding	100% owned by ROMA

Roma Risk Advisory Limited (“RRA”)	● ● ● ●

Hong Kong company

Incorporated on August 2, 2018

Issued and outstanding 1 ordinary share for HKD1

Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

100% owned by LTV

Roma Advisory Pte. Ltd. (“Roma (S)”)	● ● ● ●

Singaporean company

Incorporated on January 3, 2022

Issued and outstanding 100 ordinary shares for SGD100

Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

100% owned by RRA

Description of subsidiaries incorporated and controlled by ROMA

Name	Background		Effective ownership

Lucky Time Ventures Limited (“LTV”)	●	British Virgin Islands company	100% owned by ROMA
	●	Incorporated on February 8, 2022
	●	Issued and outstanding 100 ordinary shares for USD 100
	●	Investment holding

Roma Risk Advisory Limited (“RRA”)	●	Hong Kong company	100% owned by LTV
	●	Incorporated on August 2, 2018
	●	Issued and outstanding 1 ordinary share for HKD1
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services

Roma Advisory Pte. Ltd. (“Roma (S)”)	●	Singaporean company	100% owned by RRA
	●	Incorporated on January 3, 2022
	●	Issued and outstanding 100 ordinary shares for SGD100
	●	Provision of ESG, corporate governance and risk management as well as sustainability and climate change related advisory services